DESCRIPTION OF THE PLANS (Details)		6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2025 USD ($)	Jun. 30, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) yr	Dec. 31, 2024 USD ($)
BP Employee Savings Plan (Plan No. 001)
EBP, Description of Plan [Line Items]
Pretax, maximum qualified pay, percentage					80.00%
Matched percentage		4.00%	7.00%
Participant compensation matched, percentage		0.03
Automatic deferral rate					7.00%
Retirement age | yr					65
Vesting period					3 years
Forfeited nonvested account, decrease from employer contribution					$ 3,378,179
Forfeited nonvested account		$ 478,969		$ 478,969	478,969	$ 625,874
Plan mergers				$ 2,500,000	$ 2,538,000
Maximum borrowing, percentage		50.00%		50.00%	50.00%
Maximum borrowing, amount		$ 50,000		$ 50,000	$ 50,000
Minimum borrowing, amount		$ 1,000		1,000	$ 1,000
Basis spread on variable rate					0.01
General loan, borrowing term					5 years
Principal residence, borrowing term					15 years
BP Partnership Savings Plan (Plan No. 051)
EBP, Description of Plan [Line Items]
Pretax, maximum qualified pay, percentage					80.00%
Matched percentage		4.00%	3.00%
Automatic deferral rate		4.00%	3.00%
Retirement age | yr					65
Vesting period					3 years
Forfeited nonvested account, decrease from employer contribution					$ 144,318
Forfeited nonvested account		$ 3,774		$ 3,774	3,774	70,300
Plan mergers					$ 0
Maximum contribution, percent in broader open-end fund					1
Maximum borrowing, percentage		50.00%		50.00%	50.00%
Maximum borrowing, amount		$ 50,000		$ 50,000	$ 50,000
Minimum borrowing, amount		1,000		1,000	$ 1,000
Basis spread on variable rate					0.01
General loan, borrowing term					5 years
Principal residence, borrowing term					15 years
BP DirectSave Plan (Plan No. 052)
EBP, Description of Plan [Line Items]
Pretax, maximum qualified pay, percentage					80.00%
Matched percentage					4.00%
Vesting period	2 years
Forfeited nonvested account, decrease from employer contribution					$ 138,866
Forfeited nonvested account		$ 30,435		$ 30,435	$ 30,435	157,085
Minimum service period					6 months
Employer contribution percentage	0.25
Employer contribution percentage, tranche two	1
Vesting period, tranche two	3 years
Plan mergers					$ 0
Maximum contribution, percent in broader open-end fund					1
Maximum borrowing, percentage		50.00%		50.00%	50.00%
Maximum borrowing, amount		$ 50,000		$ 50,000	$ 50,000
Minimum borrowing, amount		$ 1,000		1,000	$ 1,000
General loan, borrowing term					5 years
Principal residence, borrowing term					15 years
BPX Energy Employee Savings Plan (Plan No. 100)
EBP, Description of Plan [Line Items]
Pretax, maximum qualified pay, percentage					80.00%
Matched percentage		4.00%	7.00%
Automatic deferral rate					7.00%
Retirement age | yr					65
Vesting period					3 years
Forfeited nonvested account, decrease from employer contribution					$ 1,026,386
Forfeited nonvested account		$ 104,417		$ 104,417	104,417	472,521
Plan mergers					$ 0
Maximum contribution, percent in broader open-end fund					1
Maximum borrowing, percentage		50.00%		50.00%	50.00%
Maximum borrowing, amount		$ 50,000		$ 50,000	$ 50,000
Minimum borrowing, amount		$ 1,000		1,000	$ 1,000
Basis spread on variable rate					0.01
General loan, borrowing term					5 years
Principal residence, borrowing term					15 years
BPX Energy Employee Savings Plan (Plan No. 100) | Qualified elective contributions
EBP, Description of Plan [Line Items]
Employer contribution percentage		0.10	0.07
Archaea Employee Savings Plan (Plan No. 101)
EBP, Description of Plan [Line Items]
Pretax, maximum qualified pay, percentage					80.00%
Matched percentage					4.00%
Automatic deferral rate					4.00%
Retirement age | yr					65
Vesting period					3 years
Forfeited nonvested account, decrease from employer contribution					$ 161,974
Forfeited nonvested account		$ 87,257		$ 87,257	87,257	$ 10,725
Plan mergers					$ 0
Maximum contribution, percent in broader open-end fund					1
Maximum borrowing, percentage		50.00%		50.00%	50.00%
Maximum borrowing, amount		$ 50,000		$ 50,000	$ 50,000
Minimum borrowing, amount		$ 1,000		$ 1,000	$ 1,000
Basis spread on variable rate					0.01
General loan, borrowing term					5 years
Principal residence, borrowing term					15 years
Archaea Employee Savings Plan (Plan No. 101) | Qualified elective contributions
EBP, Description of Plan [Line Items]
Employer contribution percentage					0.03